Related Party Transactions - Schedule of Remuneration of Key Management Personnel (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 638,659	$ 964,162	$ 1,215,632
Post-employment benefits	53,614	86,130	96,315
Share-based payments	(32,498)	157,886	130,385
Other long-term benefits	3,231	734	2,371
Termination benefits			164,760
Total remuneration of Key Management Personnel	$ 663,006	$ 1,208,912	$ 1,609,463